Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets
Intangible assets consist of:

	Remaining weighted average useful life in years	2022	2021
Cost
Customer relationship intangibles	7	$388	$386
Computer software	4	474	463
Patents and licenses	7	304	314

		1,166	1,163
Accumulated depreciation
Customer relationship intangibles		(194)	(175)
Computer software		(362)	(360)
Patents and licenses		(158)	(135)

		$452	$493